Prepayments, Receivables and Other Assets, Net - Schedule of Individual Loan Exceeding of Current Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,500,000	$ 1,500,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 5,836	$ 35,836
Contract Term	2025.03.11-2026.03.12	2024.03.13-2025.03.13
Borrowers A [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,000,000
Annual Interest Rate	8.00%
Interest Receivable	$ 20.411
Contract Term	2024.11.12-2025.11.11
Borrowers B [Member]
Schedule of Individual Loan Exceeding of Current Assets [Line Items]
Principal Amount	$ 1,020,000	$ 1,020,000
Annual Interest Rate	8.00%	8.00%
Interest Receivable	$ 31,199	$ 30,404
Contract Term	2025.02.15-2026.02.15	2024.02.15-2025.02.15